GOODWILL (Tables)	6 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

Six Months Ended
December 31, 2017
(Unaudited)
Balance at June 30, 2017 (Audited)	$47,326
Goodwill acquired	2,312
Translation adjustment	1,537

Balance at December 31, 2017 (Unaudited)	$51,175